Schedule of Investments

July 31, 2021 (Unaudited)

Schedule of Investments LSV Small Cap Value Fund

	Shares	Value (000)
Common Stock (99.7%)
Aerospace & Defense (1.3%)
Curtiss-Wright	12,100	$1,431
Moog, Cl A	32,500	2,531
Vectrus*	31,600	1,431

		5,393

Agricultural Products (0.8%)
Ingredion	36,900	3,240

Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings*	43,500	2,913
Park-Ohio Holdings	16,500	480

		3,393

Aircraft (0.4%)
Hawaiian Holdings*	47,000	927
SkyWest*	22,200	899

		1,826

Apparel Retail (1.9%)
Foot Locker	45,600	2,602
Genesco*	44,800	2,574
Guess?	31,000	692
Shoe Carnival	55,200	1,860

		7,728

Apparel, Accessories & Luxury Goods (0.4%)
G-III Apparel Group*	60,400	1,804

Apparel/Textiles (0.2%)
Capri Holdings*	14,500	817

Application Software (0.8%)
Avaya Holdings*	40,900	991
J2 Global*	17,600	2,486

		3,477

Asset Management & Custody Banks (3.1%)
BlackRock Capital Investment	182,440	695
Brightsphere Investment Group	127,800	3,194
Federated Investors, Cl B	38,900	1,262
FS KKR Capital	84,300	1,769
New Mountain Finance	50,400	673
Oaktree Specialty Lending	228,900	1,554
PennantPark Investment	195,900	1,252
Prospect Capital	129,300	1,047
Sixth Street Specialty Lending	64,300	1,498

		12,944

LSV Small Cap Value Fund

	Shares	Value (000)

Automotive (2.1%)
American Axle & Manufacturing Holdings*	269,800	$2,614
Dana	105,700	2,554
Goodyear Tire & Rubber*	29,931	470
Modine Manufacturing*	101,800	1,703
Winnebago Industries	19,200	1,380

		8,721

Automotive Retail (2.0%)
Camping World Holdings, Cl A	33,700	1,327
Group 1 Automotive	14,500	2,519
Penske Automotive Group	18,400	1,630
Sonic Automotive, Cl A	53,400	2,913

		8,389

Banks (14.1%)
Associated Banc-Corp	172,900	3,423
Bank of NT Butterfield & Son	45,500	1,508
BankUnited	3,000	119
Camden National	33,100	1,482
Cathay General Bancorp	44,100	1,670
Federal Agricultural Mortgage, Cl C	21,789	2,124
Financial Institutions	43,990	1,295
First Busey	53,300	1,258
First Commonwealth Financial	148,900	1,961
First Horizon National	302,600	4,675
First Midwest Bancorp	110,700	1,986
Flagstar Bancorp	40,000	1,830
Flushing Financial	77,000	1,698
FNB	241,500	2,768
Fulton Financial	109,800	1,682
Great Southern Bancorp	20,738	1,079
Great Western Bancorp	55,500	1,709
Hancock Whitney	65,500	2,863
Hanmi Financial	72,400	1,320
Hilltop Holdings	57,800	1,831
HomeStreet	29,300	1,105
Hope Bancorp	169,200	2,242
Horizon Bancorp	65,642	1,097
International Bancshares	11,900	465
Lakeland Bancorp	104,000	1,703
OFG Bancorp	97,200	2,245
Old National Bancorp	76,665	1,234
Peoples Bancorp	48,605	1,433
Popular	28,500	2,074
Republic Bancorp, Cl A	3,889	190
Synovus Financial	90,100	3,685
Walker & Dunlop	12,000	1,242
Zions Bancorp	28,000	1,460

		58,456

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Biotechnology (2.1%)
Catalyst Pharmaceuticals*	170,676	$997
Ironwood Pharmaceuticals, Cl A*	244,400	3,243
United Therapeutics*	15,300	2,783
Vanda Pharmaceuticals*	91,100	1,486

		8,509

Broadcasting (1.3%)
Entercom Communications, Cl A*	354,200	1,265
Gray Television	84,900	1,882
Nexstar Media Group, Cl A	14,600	2,147

		5,294

Building & Construction (3.7%)
American Woodmark*	21,300	1,582
Apogee Enterprises	35,900	1,424
Builders FirstSource*	28,100	1,250
KB Home	48,500	2,058
MDC Holdings	37,476	1,998
Meritage Homes*	21,100	2,291
Toll Brothers	37,100	2,199
TRI Pointe Group*	109,900	2,651

		15,453

Chemicals (1.5%)
AdvanSix*	52,900	1,770
Chemours	75,066	2,496
Ingevity*	20,900	1,775

		6,041

Commercial Printing (0.7%)
Deluxe	31,900	1,401
Ennis	60,900	1,204
Quad*	72,400	253

		2,858

Commercial Services (1.3%)
CSG Systems International	36,300	1,646
Sykes Enterprises*	66,600	3,574

		5,220

Commodity Chemicals (1.7%)
Cabot	51,500	2,836
Koppers Holdings*	57,637	1,770
Orion Engineered Carbons*	5,496	99
Tredegar	49,900	652
Trinseo	29,300	1,593

		6,950

Computers & Services (0.2%)
DHI Group*	248,300	993

Construction & Engineering (1.5%)
EMCOR Group	20,657	2,516

LSV Small Cap Value Fund

	Shares	Value (000)

Construction & Engineering (continued)
Primoris Services	73,200	$2,189
Sterling Construction*	67,100	1,473

		6,178

Consumer Finance (0.2%)
Aaron’s Holdings	22,000	963

Consumer Products (0.3%)
Sturm Ruger	19,420	1,444

Data Processing & Outsourced Services (0.6%)
Concentrix*	14,000	2,292

Diversified REIT’s (0.8%)
American Assets Trust	42,400	1,566
Gladstone Commercial	1,400	32
Global Net Lease	94,300	1,742

		3,340

Electrical Components & Equipment (1.6%)
Atkore International Group*	62,100	4,664
Energizer Holdings	49,500	2,121

		6,785

Electronic Equipment & Instruments (0.0%)
OSI Systems*	1,542	154

Financial Services (2.6%)
Arbor Realty Trust	116,631	2,132
Lazard, Cl A	50,800	2,398
Navient	185,200	3,784
Regional Management	45,300	2,343

		10,657

Food Distributors (0.3%)
SpartanNash	57,800	1,124

Food Retail (0.7%)
Sprouts Farmers Market*	119,900	2,947

Food, Beverage & Tobacco (0.4%)
Universal	34,100	1,779

Forest Products (0.6%)
Louisiana-Pacific	41,900	2,323

Gas/Natural Gas (0.9%)
National Fuel Gas	75,800	3,898

General Merchandise Stores (0.4%)
Big Lots	31,900	1,838

Health Care Facilities (0.9%)
Select Medical Holdings	89,400	3,527

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Health Care REIT’s (1.3%)
Industrial Logistics Properties Trust	85,200	$2,309
Sabra Health Care	167,200	3,108

		5,417

Health Care Technology (0.1%)
Computer Programs and Systems	17,900	565

Homefurnishing Retail (0.7%)
Aaron’s	58,800	1,697
Haverty Furniture	37,700	1,357

		3,054

Hotel & Resort REIT’s (0.2%)
Service Properties Trust	65,100	725

Hotels, Resorts & Cruise Lines (0.4%)
Travel + Leisure	34,100	1,766

Household Products, Furniture & Fixtures (0.4%)
Ethan Allen Interiors	68,900	1,638

Human Resource & Employment Services (0.7%)
Kelly Services, Cl A*	64,600	1,416
Kforce	26,308	1,642

		3,058

Industrial Machinery (0.4%)
Hillenbrand	40,900	1,853

Industrial REITs (0.5%)
Plymouth Industrial REIT	84,800	1,957

Insurance (4.5%)
American Equity Investment Life Holding	95,800	3,074
American Financial Group	19,880	2,515
Assured Guaranty	29,200	1,396
Axis Capital Holdings	31,500	1,602
CNO Financial Group	180,700	4,127
Hanover Insurance Group	23,200	3,153
Heritage Insurance Holdings	7,160	53
MGIC Investment	141,400	1,957
Universal Insurance Holdings	54,674	774

		18,651

Interactive Media & Services (0.3%)
Cars.com*	101,400	1,225

Internet & Direct Marketing Retail (0.4%)
Qurate Retail	143,500	1,702

Leasing & Renting (1.9%)
CAI International	43,400	2,422

LSV Small Cap Value Fund

	Shares	Value (000)

Leasing & Renting (continued)
Textainer Group Holdings*	76,800	$2,479
Triton International	58,600	3,094

		7,995

Machinery (2.6%)
AGCO	23,200	3,065
Meritor*	74,800	1,820
Oshkosh	19,700	2,355
Timken	26,000	2,067
Wabash National	94,500	1,384

		10,691

Media & Entertainment (1.2%)
AMC Networks, Cl A*	57,700	2,888
TEGNA	125,800	2,229

		5,117

Metal & Glass Containers (2.3%)
Greif, Cl A	83,000	5,031
O-I Glass, Cl I*	130,300	1,927
Silgan Holdings	62,700	2,541

		9,499

Mortgage REIT’s (1.6%)
Apollo Commercial Real Estate Finance	54,000	822
MFA Financial	241,800	1,129
New York Mortgage Trust	260,600	1,139
PennyMac Mortgage Investment Trust	86,300	1,702
Redwood Trust	113,200	1,344
Western Asset Mortgage Capital	141,700	439

		6,575

Motorcycle Manufacturers (0.4%)
Harley-Davidson	37,200	1,474

Movies & Entertainment (0.2%)
Madison Square Garden Entertainment*	11,472	803

Multi-line Insurance (0.6%)
American National Group	15,500	2,557

Multi-Utilities (0.8%)
MDU Resources Group	100,600	3,191

Office Equipment (0.8%)
ACCO Brands	165,100	1,476
Herman Miller	39,958	1,724

		3,200

Office REITs (1.8%)
Brandywine Realty Trust	129,200	1,804
City Office	90,600	1,166

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Office REITs (continued)
Franklin Street Properties	237,200	$1,238
Kite Realty Group Trust	93,700	1,889
Office Properties Income Trust	41,700	1,208

		7,305

Oil & Gas Exploration & Production (0.4%)
Bonanza Creek Energy	26,700	1,027
PDC Energy	19,100	756

		1,783

Packaged Foods & Meats (0.4%)
B&G Foods	63,800	1,832

Personal Products (0.8%)
Edgewell Personal Care	36,900	1,516
Nu Skin Enterprises, Cl A	29,900	1,605

		3,121

Petroleum & Fuel Products (1.4%)
Southwestern Energy*	439,000	2,068
W&T Offshore*	532,200	2,155
World Fuel Services	51,331	1,769

		5,992

Pharmaceuticals (2.0%)
Amneal Pharmaceuticals*	272,500	1,344
Endo International*	266,600	1,349
Innoviva*	155,800	2,209
Lannett*	55,200	256
Prestige Consumer Healthcare*	56,200	2,953

		8,111

Property & Casualty Insurance (0.3%)
Mercury General	23,400	1,423

Regional Banks (1.7%)
Dime Community Bancshares	29,354	969
HarborOne Bancorp	87,600	1,192
Investors Bancorp	167,700	2,318
Simmons First National, Cl A	96,100	2,616

		7,095

Residential REIT’s (0.3%)
Preferred Apartment Communities, Cl A	99,700	1,051

Retail (1.8%)
Dick’s Sporting Goods	27,600	2,874
Ingles Markets, Cl A	32,800	1,960
Sally Beauty Holdings*	130,200	2,464

		7,298

LSV Small Cap Value Fund

	Shares	Value (000)

Retail REIT’s (0.4%)
Cedar Realty Trust	26,496	$440
Retail Value	290	7
Tanger Factory Outlet Centers	69,500	1,193

		1,640

Rubber & Plastic (0.4%)
Tupperware Brands*	72,500	1,515

Semi-Conductors/Instruments (4.8%)
Amkor Technology	167,600	4,130
Benchmark Electronics	49,600	1,309
Cirrus Logic*	8,800	727
Diodes*	13,600	1,115
Jabil	31,500	1,876
Methode Electronics	72,600	3,473
Sanmina*	52,400	2,013
TTM Technologies*	182,500	2,553
Vishay Intertechnology	70,500	1,560
Vishay Precision Group*	28,800	1,046

		19,802

Soft Drinks (0.3%)
Coca-Cola Consolidated	2,590	1,034

Specialized Consumer Services (0.9%)
Carriage Services, Cl A	36,400	1,354
H&R Block	100,900	2,477

		3,831

Specialized REIT’s (0.7%)
Chatham Lodging Trust*	53,000	651
CoreCivic*	106,600	1,096
CorEnergy Infrastructure Trust	80,400	439
Hersha Hospitality Trust, Cl A*	75,400	710
Uniti Group	8,400	98

		2,994

Specialty Stores (0.7%)
Office Depot*	57,130	2,704

Steel & Steel Works (1.0%)
Commercial Metals	49,800	1,633
Warrior Met Coal	53,800	1,005
Worthington Industries	26,300	1,682

		4,320

Systems Software (0.6%)
Progress Software	39,000	1,778
Xperi Holding	32,900	683

		2,461

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Technology Distributors (0.8%)
ScanSource*	48,700	$1,344
SYNNEX	16,200	1,936

		3,280

Telephones & Telecommunications (0.8%)
Ciena*	21,800	1,268
NETGEAR*	53,900	1,846

		3,114

Thrifts & Mortgage Finance (0.8%)
Premier Financial	33,600	900
Radian Group	98,200	2,217

		3,117

Trading Companies & Distributors (1.1%)
Rush Enterprises, Cl A	37,400	1,757
WESCO International*	24,300	2,587

		4,344

Trucking (0.7%)
ArcBest	18,547	1,096
Werner Enterprises	35,800	1,637

		2,733

Wireless Telecommunication Services (0.3%)
Telephone & Data Systems	61,500	1,375

TOTAL COMMON STOCK (Cost $352,575)		412,743

	Face Amount (000)
Repurchase Agreement (0.3%)
South Street Securities 0.010%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $1,267 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $717, 0.125% - 2.125%, 05/15/22 - 07/15/29; total market value $1,292)	$1,267	1,267

TOTAL REPURCHASE AGREEMENT (Cost $1,267)		1,267

Total Investments – 100.0% (Cost $353,842)		$414,010

Percentages are based on Net Assets of $414,172 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2021, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$412,743	$—	$—	$412,743
Repurchase Agreement	—	1,267	—	1,267

Total Investments in Securities	$412,743	$1,267	$—	$414,010

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-004-1700